Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000055216 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000055216 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000055216 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055216 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000055216 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000055216 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000055216 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000055216 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	68.20%
C000055216 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000055216 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000055215 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000055215 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000055215 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055215 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000055215 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000055215 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000055215 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000055215 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	68.20%
C000055215 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000055215 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%